Form N-1A Cover	Aug. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds I
Entity Central Index Key	0000799295
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 30, 2024
Prospectus Date	Feb. 01, 2024
Supplement to Prospectus [Text Block]	August 30, 2024 BNY MELLON INVESTMENT FUNDS I BNY Mellon Small/Mid Cap Growth Fund Supplement to Current Summary Prospectus and Prospectus